Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table contains additional compensation and performance information for our CEO (our principal executive officer ) and other named executive officers (sometimes abbreviated in this section as “NEO”) for the fiscal years noted in the table. The disclosure included in this section is prescribed by SEC rules. For a discussion of how the company views its executive compensation program, including alignment with company performance, see the CD&A above.
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO(1) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(2) ($)	Average Compensation Actually Paid to Non-CEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($)	Adjusted Pre-Tax Operating Income(4) ($)
					TSR ($)	Peer Group TSR(3) ($)
2022	11,182,201	4,446,107	4,981,196	2,227,357	184.02	134.26	101,180,000	269,153,000
2021	9,138,214	19,556,186	5,480,436	10,319,156	240.26	151.31	330,368,000	549,952,000
2020	6,693,850	9,327,590	6,794,365	8,212,364	129.64	111.36	49,356,000	250,288,000

(1)
A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid (sometimes abbreviated in this section as “CAP”) to our CEO and the average of our other NEOs is shown below:

	Summary Compensation Table Total ($)	Exclusion of Stock Awards ($)	Inclusion of Equity Values* ($)	Compensation Actually Paid ($)
Chad R. Abraham
2022	11,182,201	(6,160,412)	(575,682)	4,446,107
2021	9,138,214	(3,085,233)	13,503,205	19,556,186
2020	6,693,850	(2,522,168)	5,155,908	9,327,590
Average of Non-CEO NEOs
2022	4,981,196	(1,746,541)	(1,007,298)	2,227,357
2021	5,480,436	(1,175,465)	6,014,185	10,319,156
2020	6,794,365	(3,178,065)	4,596,064	8,212,364

*
The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following table:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included ($)	Total— Inclusion of Equity Values ($)
Chad R. Abraham
2022	4,503,199	(3,854,605)	—	(1,224,276)	—	—	(575,682)
2021	6,614,712	6,707,894	—	180,599	—	—	13,503,205
2020	3,402,432	1,721,959	—	31,517	—	—	5,155,908
Average of Non-CEO NEOs
2022	1,309,496	(2,213,711)	—	(103,083)	—	—	(1,007,298)
2021	2,320,693	3,660,132	—	33,360	—	—	6,014,185
2020	4,085,084	504,155	—	6,825	—	—	4,596,064

(2)
The CEO is Chad R. Abraham for all reported years; the other named executive officers included for the year 2022 includes Messrs. Baker, Carter, Dillahunt, and Doyle. With respect to 2021, this group included Messrs. Baker, Carter, and Doyle and Debbra L. Schoneman, President. With respect to 2020, this group included Messrs. Carter, Doyle, and R. Scott LaRue, former Global Co-Head of Investment Banking and Capital Markets, and Ms. Schoneman.

(3)
Our peer group used for the TSR calculation is the S&P 500 Diversified Financials index, which is the industry index used to show our performance in our 2022 Form 10-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

(4)
Our company-selected measure, adjusted pre-tax operating income, a non-GAAP measure, is defined and reconciled in Appendix A to this proxy statement.

Company Selected Measure Name	Adjusted Pre-Tax Operating Income
Named Executive Officers, Footnote [Text Block]
(2)
The CEO is Chad R. Abraham for all reported years; the other named executive officers included for the year 2022 includes Messrs. Baker, Carter, Dillahunt, and Doyle. With respect to 2021, this group included Messrs. Baker, Carter, and Doyle and Debbra L. Schoneman, President. With respect to 2020, this group included Messrs. Carter, Doyle, and R. Scott LaRue, former Global Co-Head of Investment Banking and Capital Markets, and Ms. Schoneman.

Peer Group Issuers, Footnote [Text Block]
(3)
Our peer group used for the TSR calculation is the S&P 500 Diversified Financials index, which is the industry index used to show our performance in our 2022 Form 10-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

PEO Total Compensation Amount	$ 11,182,201	$ 9,138,214	$ 6,693,850
PEO Actually Paid Compensation Amount	$ 4,446,107	19,556,186	9,327,590
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid (sometimes abbreviated in this section as “CAP”) to our CEO and the average of our other NEOs is shown below:

	Summary Compensation Table Total ($)	Exclusion of Stock Awards ($)	Inclusion of Equity Values* ($)	Compensation Actually Paid ($)
Chad R. Abraham
2022	11,182,201	(6,160,412)	(575,682)	4,446,107
2021	9,138,214	(3,085,233)	13,503,205	19,556,186
2020	6,693,850	(2,522,168)	5,155,908	9,327,590
Average of Non-CEO NEOs
2022	4,981,196	(1,746,541)	(1,007,298)	2,227,357
2021	5,480,436	(1,175,465)	6,014,185	10,319,156
2020	6,794,365	(3,178,065)	4,596,064	8,212,364

*
The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following table:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included ($)	Total— Inclusion of Equity Values ($)
Chad R. Abraham
2022	4,503,199	(3,854,605)	—	(1,224,276)	—	—	(575,682)
2021	6,614,712	6,707,894	—	180,599	—	—	13,503,205
2020	3,402,432	1,721,959	—	31,517	—	—	5,155,908
Average of Non-CEO NEOs
2022	1,309,496	(2,213,711)	—	(103,083)	—	—	(1,007,298)
2021	2,320,693	3,660,132	—	33,360	—	—	6,014,185
2020	4,085,084	504,155	—	6,825	—	—	4,596,064

Non-PEO NEO Average Total Compensation Amount	$ 4,981,196	5,480,436	6,794,365
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,227,357	10,319,156	8,212,364
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)
A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid (sometimes abbreviated in this section as “CAP”) to our CEO and the average of our other NEOs is shown below:

	Summary Compensation Table Total ($)	Exclusion of Stock Awards ($)	Inclusion of Equity Values* ($)	Compensation Actually Paid ($)
Chad R. Abraham
2022	11,182,201	(6,160,412)	(575,682)	4,446,107
2021	9,138,214	(3,085,233)	13,503,205	19,556,186
2020	6,693,850	(2,522,168)	5,155,908	9,327,590
Average of Non-CEO NEOs
2022	4,981,196	(1,746,541)	(1,007,298)	2,227,357
2021	5,480,436	(1,175,465)	6,014,185	10,319,156
2020	6,794,365	(3,178,065)	4,596,064	8,212,364

*
The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following table:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included ($)	Total— Inclusion of Equity Values ($)
Chad R. Abraham
2022	4,503,199	(3,854,605)	—	(1,224,276)	—	—	(575,682)
2021	6,614,712	6,707,894	—	180,599	—	—	13,503,205
2020	3,402,432	1,721,959	—	31,517	—	—	5,155,908
Average of Non-CEO NEOs
2022	1,309,496	(2,213,711)	—	(103,083)	—	—	(1,007,298)
2021	2,320,693	3,660,132	—	33,360	—	—	6,014,185
2020	4,085,084	504,155	—	6,825	—	—	4,596,064

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List of Most Important Performance Measures Used to Determine Compensation Actually Paid for 2022
The following table lists the most important performance measures used by the Committee when determining compensation actually paid for our named executive officers in 2022. The measures in the table are not ranked.
Adjusted Pre-Tax Operating Income*	Adjusted ROE*	Adjusted Earnings Per Share*
Adjusted Net Revenues*	Relative TSR

*
Non-GAAP measures which are defined and reconciled to the most directly comparable GAAP financial measure in Appendix A to this proxy statement.

Total Shareholder Return Amount	$ 184.02	240.26	129.64
Peer Group Total Shareholder Return Amount	134.26	151.31	111.36
Net Income (Loss)	$ 101,180,000	$ 330,368,000	$ 49,356,000
Company Selected Measure Amount	269,153,000	549,952,000	250,288,000
PEO Name	Chad R. Abraham
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-Tax Operating Income
Non-GAAP Measure Description [Text Block]	(4) Our company-selected measure, adjusted pre-tax operating income, a non-GAAP measure, is defined and reconciled in Appendix A to this proxy statement.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROE
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share*
PEO [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,160,412)	$ (3,085,233)	$ (2,522,168)
PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(575,682)	13,503,205	5,155,908
PEO [Member] | Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,503,199	6,614,712	3,402,432
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,854,605)	6,707,894	1,721,959
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,224,276)	180,599	31,517
Non-PEO NEO [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,746,541)	(1,175,465)	(3,178,065)
Non-PEO NEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,007,298)	6,014,185	4,596,064
Non-PEO NEO [Member] | Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,309,496	2,320,693	4,085,084
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,213,711)	3,660,132	504,155
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (103,083)	$ 33,360	$ 6,825